Accounts Receivable,Net	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5. ACCOUNTS RECEIVABLE, Net
Accounts receivable as of December 31, 2020 and 2019 and September 30, 2021 (unaudited) consisted of the following:

	As of December 31,		As of September 30,
	2020	2019	2021
			(unaudited)
Accounts receivables	$47,132	42,915	38,893
Other receivables	340	225	352

	47,472	43,140	39,245
Less: provision for bad debts	(457)	(376)	(359)

Total	$47,015	42,764	38,886

The provision for bad debt expense on accounts receivable was $159 and $155 for the years ended December 31, 2020 and 2019, respectively, $8 and $47 for the nine months ended September 30, 2021 and 2020 (unaudited).